Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GUIDESTONE FUNDS
Supplement dated May 29, 2025
to
Prospectus and Summary Prospectus each dated May 1, 2025,
for the My Destination 2015 Fund, MyDestination 2025 Fund, MyDestination 2035 Fund, MyDestination 2045 Fund,
MyDestination 2055 Fund, Conservative Allocation Fund, Balanced Allocation Fund,
Moderately Aggressive Allocation Fund, Aggressive Allocation Fund, Global Bond Fund, Strategic Alternatives Fund,
Defensive Market Strategies® Fund, Value Equity Fund, Growth Equity Fund, Small Cap Equity Fund and
Emerging Markets Equity Fund
This supplement provides new information beyond that contained in the Prospectus and Summary Prospectus. It should be retained and read in conjunction with the Prospectus and Summary Prospectus.
II.  FEES AND EXPENSES CHANGES TO THE GLOBAL BOND FUND
Under the heading “Fees and Expenses” for the Global Bond Fund (“GBF”), on page 86, the Annual Fund Operating Expenses table is deleted in its entirety and replaced with the following:
	Institutional Class	Investor Class
Management fee(1)	0.45%	0.45%
Other expenses	0.11%	0.42%
Acquired fund fees and expenses	0.01%	0.01%
Total annual Fund operating expenses	0.57%	0.88%
(1)
The management fee has been restated to reflect the estimated fee for the current fiscal year.
Under the heading “Fees and Expenses” for the GBF, on page 86, the Expense Example table is deleted in its entirety and replaced with the following:
	Institutional Class	Investor Class
1 Year	$58	$90
3 Years	$183	$281
5 Years	$318	$488
10 Years	$714	$1,084

Global Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GUIDESTONE FUNDS
Supplement dated May 29, 2025
to
Prospectus and Summary Prospectus each dated May 1, 2025,
for the My Destination 2015 Fund, MyDestination 2025 Fund, MyDestination 2035 Fund, MyDestination 2045 Fund,
MyDestination 2055 Fund, Conservative Allocation Fund, Balanced Allocation Fund,
Moderately Aggressive Allocation Fund, Aggressive Allocation Fund, Global Bond Fund, Strategic Alternatives Fund,
Defensive Market Strategies® Fund, Value Equity Fund, Growth Equity Fund, Small Cap Equity Fund and
Emerging Markets Equity Fund
This supplement provides new information beyond that contained in the Prospectus and Summary Prospectus. It should be retained and read in conjunction with the Prospectus and Summary Prospectus.
II.  FEES AND EXPENSES CHANGES TO THE GLOBAL BOND FUND
Under the heading “Fees and Expenses” for the Global Bond Fund (“GBF”), on page 86, the Annual Fund Operating Expenses table is deleted in its entirety and replaced with the following:
	Institutional Class	Investor Class
Management fee(1)	0.45%	0.45%
Other expenses	0.11%	0.42%
Acquired fund fees and expenses	0.01%	0.01%
Total annual Fund operating expenses	0.57%	0.88%
(1)
The management fee has been restated to reflect the estimated fee for the current fiscal year.
Under the heading “Fees and Expenses” for the GBF, on page 86, the Expense Example table is deleted in its entirety and replaced with the following:
	Institutional Class	Investor Class
1 Year	$58	$90
3 Years	$183	$281
5 Years	$318	$488
10 Years	$714	$1,084

Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The management fee has been restated to reflect the estimated fee for the current fiscal year.
Global Bond Fund | Investor
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.45%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.42%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.88%
1 Year	rr_ExpenseExampleYear01	$ 90
3 Years	rr_ExpenseExampleYear03	281
5 Years	rr_ExpenseExampleYear05	488
10 Years	rr_ExpenseExampleYear10	$ 1,084
Global Bond Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.45%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.11%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.57%
1 Year	rr_ExpenseExampleYear01	$ 58
3 Years	rr_ExpenseExampleYear03	183
5 Years	rr_ExpenseExampleYear05	318
10 Years	rr_ExpenseExampleYear10	$ 714

[1]	The management fee has been restated to reflect the estimated fee for the current fiscal year.